UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number  811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60605
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30
Date of reporting period: December 31, 2009

Item 1.  Schedule of Investments

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (Unaudited)

Number of Shares			Value

	COMMON STOCK	97.71%

	ADVERTISING	0.60%
18,100	APAC Customer Services, Inc.*		$107,876
5,100	inVentiv Health, Inc.*		82,467
			190,343

	AEROSPACE & DEFENSE	0.98%
7,620	Allied Defense Group, Inc.*		36,195
5,400	Astronics Corp.*		46,170
4,900	Herley Industries, Inc.*		68,061
5,000	Innovative Solutions & Support, Inc.*		22,950
10,300	LMI Aerospace, Inc.*		136,990
			310,366

	APPAREL	2.37%
9,400	G-III Apparel Group Ltd.*		203,698
98,800	Joe's Jeans, Inc.*		133,380
4,450	Perry Ellis International, Inc.*		67,017
15,500	Rocky Brands, Inc.*		116,250
2,300	Steven Madden Ltd.*		94,852
7,200	True Religion Apparel, Inc.*		133,128
			748,325

	AUTO PARTS & EQUIPMENT	2.46%
5,600	ATC Technology Corp.*		133,560
2,000	Dorman Products, Inc.*		31,320
6,172	Exide Technologies*		43,883
2,500	Fuel Systems Solutions, Inc.*		103,100
7,400	Modine Manufacturing Co.*		87,616
22,575	Spartan Motors, Inc.		127,097
5,400	Strattec Security Corp.*		99,900
8,100	Superior Industries International, Inc.		123,930
2,400	Wonder Auto Technology, Inc.*		28,224
			778,630

	BANKS	8.04%
21,100	Banco Latinoamericano de Exportaciones S.A. †		293,290

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares		Value

	BANKS (continued)
2,300	Bancorp, Inc.*	$15,778
2,200	Bank of the Ozarks, Inc.	64,394
5,400	Capital Bank Corp.	20,790
700	Cass Information Systems, Inc.	21,280
15,000	Center Financial Corp.*	69,000
5,000	Columbia Banking System, Inc.	80,900
5,600	East West Bancorp, Inc.	88,480
3,900	First Bancorp	54,483
17,500	First Busey Corp.	68,075
6,600	First Financial Bancorp	96,096
4,250	First of Long Island Corp.	107,313
4,800	Heritage Oaks Bancorp*	24,000
5,700	Horizon Bancorp	92,454
18,400	Intervest Bancshares Corp.*	60,352
5,100	MB Financial, Inc.	100,572
11,200	MetroCorp Bancshares, Inc.	39,200
6,900	MidWestOne Financial Group, Inc.	60,375
2,100	New Century Bancorp, Inc.*	10,437
11,200	Oriental Financial Group, Inc. †	120,960
3,400	Pacific Continental Corp.	38,896
11,633	Peoples Bancorp of North Carolina, Inc.	59,328
2,800	Pinnacle Financial Partners, Inc.*	39,816
5,478	Porter Bancorp, Inc.	82,389
28,985	Preferred Bank	52,173
4,300	Santander BanCorp* †	52,804
1,500	SCBT Financial Corp.	41,535
6,600	Seacoast Banking Corp. of Florida	10,758
34,900	South Financial Group, Inc.	22,500
5,000	Southern National Bancorp of Virginia, Inc.*	35,750
2,100	Southside Bancshares, Inc.	41,202
14,900	Southwest Bancorp, Inc.	103,406
2,200	Sun Bancorp, Inc.*	8,250
6,278	Taylor Capital Group, Inc.*	71,506
7,700	Texas Capital Bancshares, Inc.*	107,492
16,400	United Community Banks, Inc.*	55,596
21,072	Virginia Commerce Bancorp*	78,599
14,600	Western Alliance Bancorp*	55,188
6,200	Whitney Holding Corp.	56,482
4,600	Wilshire Bancorp, Inc.	37,674
		2,539,573

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	BEVERAGES	0.13%
1,200	Peet's Coffee & Tea, Inc.*		$39,996

	BIOTECHNOLOGY	4.14%
10,300	Arena Pharmaceuticals, Inc.*		36,565
22,400	Ariad Pharmaceuticals, Inc.*		51,072
40,300	Arqule, Inc.*		148,707
10,000	Celldex Therapeutics, Inc.*		46,800
12,700	Chelsea Therapeutics International, Inc.*		34,290
19,000	Cytokinetics, Inc.*		55,290
35,100	CytRx Corp.*		39,312
19,100	Dynavax Technologies Corp.*		27,122
4,200	Emergent Biosolutions, Inc.*		57,078
1,400	Immunogen, Inc.*		11,004
2,300	Immunomedics, Inc.*		7,383
5,900	InterMune, Inc.*		76,936
14,700	Ligand Pharmaceuticals, Inc.*		31,899
34,600	MDRNA, Inc.*		28,026
4,300	Medicines Co.*		35,862
7,200	Momenta Pharmaceuticals, Inc.*		90,792
6,600	Nanosphere, Inc.*		42,504
11,500	NPS Pharmaceuticals, Inc.*		39,100
12,800	Seattle Genetics, Inc.*		130,048
79,300	SuperGen, Inc.*		207,766
27,100	Vical, Inc.*		89,159
31,600	XOMA Ltd.* †		22,082
			1,308,797

	BUILDING MATERIALS	1.05%
2,500	AAON, Inc.		48,725
9,400	Apogee Enterprises, Inc.		131,600
8,900	Comfort Systems USA, Inc.		109,826
5,300	LSI Industries, Inc.		41,764
			331,915

	CHEMICALS	1.79%
3,900	American Pacific Corp.*		30,225
1,800	American Vanguard Corp.		14,940
2,200	Balchem Corp.		73,722

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	CHEMICALS (continued)
1,600	Hawkins, Inc.		$34,928
5,000	Innophos Holdings, Inc.		114,950
5,600	Innospec, Inc.		56,504
5,000	KMG Chemicals, Inc.		74,750
2,100	Penford Corp.		18,249
1,100	Quaker Chemical Corp.		22,704
5,100	ShengdaTech, Inc.*		31,263
400	Stepan Co.		25,924
12,400	Symyx Technologies, Inc.*		68,200
			566,359

	COMMERCIAL SERVICES	3.44%
3,700	Cornell Cos., Inc.*		83,990
1,800	CPI Corp.		22,104
14,400	Diamond Management & Technology Consultants, Inc.		106,128
2,800	Dollar Financial Corp.*		66,248
3,900	H&E Equipment Services, Inc.*		40,911
9,300	Hill International, Inc.*		58,032
3,100	Kendle International, Inc.*		56,761
2,100	Kenexa Corp.*		27,405
2,100	Lincoln Educational Services Corp.*		45,507
7,800	Medifast, Inc.*		238,524
8,600	On Assignment, Inc.*		61,490
16,300	PRG-Schultz International, Inc.*		96,333
6,100	StarTek, Inc.*		45,628
3,500	Steiner Leisure Ltd.* †		139,160
			1,088,221

	COMPUTERS	3.20%
11,600	BluePhoenix Solutions Ltd.* †		29,348
28,200	Ciber, Inc.*		97,290
7,800	Cogo Group, Inc.*		57,486
2,400	Cray, Inc.*		15,408
3,600	Hutchinson Technology, Inc.*		36,936
2,300	iGate Corp.		23,000
7,500	LivePerson, Inc.*		52,275
30,300	Magma Design Automation, Inc.*		69,993
2,900	NCI, Inc.*		80,185
4,200	Ness Technologies, Inc.*		20,580

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	COMPUTERS (continued)
6,200	Netscout Systems, Inc.*		$90,768
19,900	NetSol Technologies, Inc.*		20,895
6,700	Radiant Systems, Inc.*		69,680
8,000	Radisys Corp.*		76,400
6,200	Silicon Graphics International Corp.*		43,462
19,800	Silicon Storage Technology, Inc.*		50,688
1,400	Stratasys, Inc.*		24,192
5,400	Super Micro Computer, Inc.*		60,048
2,800	TechTeam Global, Inc.*		21,308
4,100	Virtusa Corp.*		37,146
2,600	Xyratex Ltd.* †		34,606
			1,011,694

	DISTRIBUTION/WHOLESALE	0.52%
1,400	Core-Mark Holding Co., Inc.*		46,144
1,400	MWI Veterinary Supply, Inc.*		52,780
30,400	Navarre Corp.*		64,448
			163,372

	DIVERSIFIED FINANCIAL SERVICES	1.93%
6,200	Asta Funding, Inc.		43,958
3,500	Calamos Asset Management, Inc.		40,355
6,300	JMP Group, Inc.		61,236
2,000	Marlin Business Services Corp.*		15,860
2,600	National Financial Partners Corp.*		21,034
5,300	Nelnet, Inc.		91,319
6,400	TradeStation Group, Inc.*		50,496
8,000	World Acceptance Corp.*		286,640
			610,898

	ELECTRICAL COMPONENTS & EQUIPMENT	1.21%
10,500	Advanced Battery Technologies, Inc.*		42,000
2,600	Graham Corp.		53,820
4,300	Harbin Electric, Inc.*		88,322
7,600	Insteel Industries, Inc.		98,800
2,500	Powell Industries, Inc.*		78,825
4,900	Ultralife Corp.*		21,168
			382,935

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	ELECTRONICS	3.00%
400	American Science & Engineering, Inc.		$30,336
5,000	Analogic Corp.		192,550
4,500	Bel Fuse, Inc.		96,705
10,800	Electro Scientific Industries, Inc.*		116,856
11,600	Keithley Instruments, Inc.		53,940
7,000	LoJack Corp.*		28,280
10,600	NAM TAI Electronics, Inc.* †		55,438
900	NVE Corp.*		37,179
2,900	OSI Systems, Inc.*		79,112
4,600	Rofin-Sinar Technologies, Inc.*		108,606
2,500	Spectrum Control, Inc.*		23,675
31,600	Sypris Solutions, Inc.*		89,112
5,300	Zygo Corp.*		35,669
			947,458

	ENERGY - ALTERNATE SOURCES	0.51%
3,500	Comverge, Inc.*		39,340
7,500	Headwaters, Inc.*		48,900
3,200	Ocean Power Technologies, Inc.*		28,832
63,000	Plug Power, Inc.*		44,730
			161,802

	ENGINEERING & CONSTRUCTION	0.60%
1,400	Dycom Industries, Inc.*		11,242
1,100	Exponent, Inc.*		30,624
1,400	Michael Baker Corp.*		57,960
2,000	VSE Corp.		90,160
			189,986

	ENTERTAINMENT	0.80%
7,800	Carmike Cinemas, Inc.*		58,968
3,900	Rick's Cabaret International, Inc.*		33,384
16,400	Shuffle Master, Inc.*		135,136
12,700	VCG Holding Corp.*		26,416
			253,904

	ENVIRONMENTAL CONTROL	0.82%
2,100	American Ecology Corp.		35,784

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	ENVIRONMENTAL CONTROL (continued)
15,100	Ceco Environmental Corp.*		$59,645
18,000	Waste Services, Inc.*		163,980
			259,409

	FOOD	2.09%
13,200	B&G Foods, Inc.		121,176
5,900	Chiquita Brands International, Inc.*		106,436
1,800	Nash Finch Co.		66,762
4,400	Overhill Farms, Inc.*		21,384
9,800	Senomyx, Inc.*		36,946
34,100	Smart Balance, Inc.*		204,600
7,200	Spartan Stores, Inc.		102,888
			660,192

	FOREST PRODUCTS & PAPER	0.98%
8,400	Buckeye Technologies, Inc.*		81,984
5,000	KapStone Paper and Packaging Corp.*		49,250
1,400	Orchids Paper Products Co.*		28,028
1,500	Schweitzer-Mauduit International, Inc.		105,525
3,900	Wausau Paper Corp.		45,240
			310,027

	GAS	0.22%
1,200	Chesapeake Utilities Corp.		38,460
1,100	Delta Natural Gas Co., Inc.		31,471
			69,931

	HEALTHCARE - PRODUCTS	2.70%
24,700	Caliper Life Sciences, Inc.*		63,479
10,300	CardioNet, Inc.*		61,182
5,000	Cynosure, Inc.*		57,450
10,300	Home Diagnostics, Inc.*		62,830
3,200	Insulet Corp.*		45,696
1,700	Kensey Nash Corp.*		43,350
4,300	Micrus Endovascular Corp.*		64,543
7,100	Natus Medical, Inc.*		105,009
2,000	Orthofix International N.V.* †		61,940
13,100	Orthovita, Inc.*		45,981

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	HEALTHCARE - PRODUCTS (continued)
2,400	Palomar Medical Technologies, Inc.*		$24,192
3,800	SonoSite, Inc.*		89,794
8,200	Spectranetics Corp.*		57,072
6,600	Syneron Medical Ltd.* †		68,970
			851,488

	HEALTHCARE - SERVICES	3.52%
500	Air Methods Corp.*		16,810
13,775	Allied Healthcare International, Inc.*		40,085
2,900	Almost Family, Inc.*		114,637
5,700	American Dental Partners, Inc.*		73,530
8,100	Continucare Corp.*		35,397
900	Genoptix, Inc.*		31,977
4,200	Gentiva Health Services, Inc.*		113,442
6,000	Healthways, Inc.*		110,040
5,400	LHC Group, Inc.*		181,494
13,800	NovaMed, Inc.*		53,544
11,700	Odyssey HealthCare, Inc.*		182,286
2,100	RehabCare Group, Inc.*		63,903
6,700	Res-Care, Inc.*		75,040
1,100	U.S. Physical Therapy, Inc.*		18,623
			1,110,808

	HOLDING COMPANIES - DIVERSIFIED	0.28%
6,800	Compass Diversified Holdings		86,768

	HOME BUILDERS	0.28%
13,100	Orleans Homebuilders, Inc.*		21,353
18,300	Standard Pacific Corp.*		68,442
			89,795

	HOME FURNISHINGS	0.59%
11,300	Furniture Brands International, Inc.*		61,698
13,100	La-Z-Boy, Inc.*		124,843
			186,541

	HOUSEHOLD PRODUCTS/WARES	0.55%
3,500	Helen of Troy Ltd.* †		85,610

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	HOUSEHOLD PRODUCTS/WARES (continued)
6,300	Kid Brands, Inc.*		$27,594
7,500	Prestige Brands Holdings, Inc.*		58,950
			172,154

	INSURANCE	4.10%
13,700	American Equity Investment Life Holding Co.		101,928
3,800	American Physicians Service Group, Inc.		87,666
7,000	Amerisafe, Inc.*		125,790
24,400	Amtrust Financial Services, Inc.		288,408
3,075	Life Partners Holdings, Inc.		65,159
36,400	Maiden Holdings Ltd. †		266,448
7,900	PMA Capital Corp.*		49,770
17,900	SeaBright Insurance Holdings, Inc.*		205,671
4,408	Tower Group, Inc.		103,192
			1,294,032

	INTERNET	4.85%
23,700	1-800-Flowers.com, Inc.*		62,805
17,800	Art Technology Group, Inc.*		80,278
5,500	Bidz.com, Inc.*		11,000
8,200	Drugstore.Com, Inc.*		25,338
2,700	GSI Commerce, Inc.*		68,553
42,600	Health Grades, Inc.*		182,754
45,200	HealthStream, Inc.*		178,540
3,400	Infospace, Inc.*		29,138
15,600	Internap Network Services Corp.*		73,320
4,000	Keynote Systems, Inc.		43,640
6,200	Liquidity Services, Inc.*		62,434
9,100	Openwave Systems, Inc.*		20,748
7,600	Orbitz Worldwide, Inc.*		55,784
10,300	PC-Tel, Inc.*		60,976
4,100	Perficient, Inc.*		34,563
16,400	S1 Corp.*		106,928
12,100	Saba Software, Inc.*		50,094
5,800	SonicWALL, Inc.*		44,138
10,100	Stamps.com, Inc.*		90,900
1,000	TechTarget, Inc.*		5,630
10,810	TeleCommunication Systems, Inc.*		104,641

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	INTERNET (continued)
3,200	Terremark Worldwide, Inc.*		$21,888
6,000	U.S. Auto Parts Network, Inc.*		31,200
13,200	Web.com Group, Inc.*		86,196
			1,531,486

	INVESTMENT MANAGEMENT COMPANIES	1.25%
24,600	KKR Financial Holdings LLC		142,680
3,700	PennantPark Investment Corp.		33,004
13,077	Prospect Capital Corp.		154,439
10,599	TICC Capital Corp.		64,124
			394,247

	IRON/STEEL	0.12%
6,000	Material Sciences Corp.*		10,620
1,400	Universal Stainless & Alloy*		26,404
			37,024

	LEISURE TIME	0.49%
3,700	Arctic Cat, Inc.*		33,892
26,800	GameTech International, Inc.*		37,520
14,000	Multimedia Games, Inc.*		84,140
			155,552

	LODGING	0.33%
32,600	Century Casinos, Inc.*		87,694
12,100	MTR Gaming Group, Inc.*		15,730
			103,424

	MACHINERY - DIVERSIFIED	1.77%
6,900	Alamo Group, Inc.		118,335
2,000	Columbus McKinnon Corp.*		27,320
16,600	Flow International Corp.*		51,128
7,200	Hurco Cos., Inc.*		106,560
5,500	Intevac, Inc.*		63,085
400	Middleby Corp.*		19,608
10,053	Tecumseh Products Co.*		111,689
5,800	Twin Disc, Inc.		60,552
			558,277

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	MEDIA	0.37%
2,500	Dolan Media Co.*		$25,525
12,000	Journal Communications, Inc.		46,680
22,900	New Frontier Media, Inc.*		43,281
			115,486

	METAL FABRICATE/HARDWARE	0.20%
1,600	Dynamic Materials Corp.		32,080
6,400	North American Galvanizing & Coating, Inc.*		31,040
			63,120

	MINING	1.00%
8,200	Century Aluminum Co.*		132,758
3,000	Kaiser Aluminum Corp.		124,860
16,500	North American Palladium Ltd.* †		57,750
			315,368

	MISCELLANEOUS MANUFACTURING	1.32%
3,600	AZZ, Inc.*		117,720
2,800	Ceradyne, Inc.*		53,788
3,900	FreightCar America, Inc.		77,337
16,100	GP Strategies Corp.*		121,233
5,400	Synalloy Corp.		47,250
			417,328

	OIL & GAS	1.93%
2,500	ATP Oil & Gas Corp.*		45,700
3,000	Brigham Exploration Co.*		40,650
2,400	Carrizo Oil & Gas, Inc.*		63,576
13,800	Gastar Exploration Ltd.* †		66,102
3,200	GMX Resources, Inc.*		43,968
6,000	Gulfport Energy Corp.*		68,700
13,400	Petroquest Energy, Inc.*		82,142
2,900	Resolute Energy Corp.*		33,408
7,000	Rex Energy Corp.*		84,000
13,000	Vaalco Energy, Inc.		59,150
14,400	Vantage Drilling Co.* †		23,184
			610,580

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	OIL & GAS SERVICES	1.36%
600	Dawson Geophysical Co.*		$13,866
7,400	Flotek Industries, Inc.*		9,916
3,300	Geokinetics, Inc.*		31,746
1,300	Gulf Island Fabrication, Inc.		27,339
7,600	Matrix Service Co.*		80,940
2,900	Natural Gas Services Group, Inc.*		54,665
2,800	OYO Geospace Corp.*		120,092
2,900	T-3 Energy Services, Inc.*		73,950
3,500	Trico Marine Services, Inc.*		15,890
			428,404

	PACKAGING & CONTAINERS	0.24%
600	AEP Industries, Inc.*		22,968
1,500	Bway Holding Co.*		28,830
3,700	UFP Technologies, Inc.*		24,050
			75,848

	PHARMACEUTICALS	5.58%
7,000	Acadia Pharmaceuticals, Inc.*		9,240
26,600	Adolor Corp.*		38,836
11,800	Allos Therapeutics, Inc.*		77,526
12,350	Animal Health International, Inc.*		29,640
18,400	Array Biopharma, Inc.*		51,704
6,200	Cypress Bioscience, Inc.*		35,712
14,400	Depomed, Inc.*		48,240
13,300	Dusa Pharmaceuticals, Inc.*		20,482
15,900	Dyax Corp.*		53,901
15,400	Idenix Pharmaceuticals, Inc.*		33,110
16,100	Inspire Pharmaceuticals, Inc.*		88,872
11,200	ISTA Pharmaceuticals, Inc.*		51,072
26,200	Javelin Pharmaceuticals, Inc.*		34,060
3,600	MAP Pharmaceuticals, Inc.*		34,308
25,400	Myriad Pharmaceuticals, Inc.*		127,762
4,300	Nektar Therapeutics*		40,076
1,950	Neogen Corp.*		46,040
2,800	Obagi Medical Products, Inc.*		33,600
4,300	Omega Protein Corp.*		18,748
7,200	Orexigen Therapeutics, Inc.*		53,568

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	PHARMACEUTICALS (continued)
6,700	Pain Therapeutics, Inc.*		$35,912
8,200	Penwest Pharmaceuticals Co.*		21,238
8,700	Poniard Pharmaceuticals, Inc.*		15,921
13,130	Progenics Pharmaceuticals, Inc.*		58,297
8,800	Questcor Pharmaceuticals, Inc.*		41,800
6,200	Rigel Pharmaceuticals, Inc.*		58,962
10,400	Santarus, Inc.*		48,048
3,100	Savient Pharmaceuticals, Inc.*		42,191
9,300	Spectrum Pharmaceuticals, Inc.*		41,292
57,550	Sucampo Pharmaceuticals, Inc.*		232,502
8,100	Synta Pharmaceuticals Corp.*		40,986
4,823	Targacept, Inc.*		100,897
2,100	Taro Pharmaceuticals Industries Ltd.* †		18,648
8,600	Vivus, Inc.*		79,034
			1,762,225

	REAL ESTATE INVESTMENT TRUSTS	2.88%
1,000	American Capital Agency Corp.		26,540
32,200	Anworth Mortgage Asset Corp.		225,400
11,300	Arbor Realty Trust, Inc.*		22,487
24,300	CAPLEASE, Inc.		106,434
13,500	Capstead Mortgage Corp.		184,275
9,400	Education Realty Trust, Inc.		45,496
20,500	FelCor Lodging Trust, Inc.*		73,800
1,600	First Potomac Realty Trust		20,112
16,900	NorthStar Realty Finance Corp.		57,967
6,100	Pennsylvania Real Estate Investment Trust		51,606
11,200	Resource Capital Corp.		55,104
5,400	U-Store-It Trust		39,528
			908,749

	REAL ESTATE MANAGEMENT	0.17%
17,700	Thomas Properties Group, Inc.		52,392

	RETAIL	3.82%
7,200	America's Car-Mart, Inc.*		189,576
1,300	Buffalo Wild Wings, Inc.*		52,351
6,800	Build-A-Bear Workshop, Inc.*		33,252
9,700	Carrols Restaurant Group, Inc.*		68,579

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	RETAIL (continued)
6,100	CKE Restaurants, Inc.		$51,606
7,200	Conn's, Inc.*		42,048
17,500	Denny's Corp.*		38,325
7,400	Ezcorp, Inc.*		127,354
1,500	First Cash Financial Services, Inc.*		33,285
1,400	Fuqi International, Inc.*		25,130
4,200	HOT Topic, Inc.*		26,712
13,400	Jamba, Inc.*		22,512
2,600	Landry's Restaurants, Inc.*		55,354
7,500	PetMed Express, Inc.		132,225
5,000	Retail Ventures, Inc.*		44,450
26,000	Ruth's Hospitality Group, Inc.*		54,340
4,300	Shoe Carnival, Inc.*		88,021
120	Steak N Shake Co.*		38,895
1,300	Susser Holdings Corp.*		11,167
6,300	Tuesday Morning Corp.*		16,254
16,100	Wet Seal, Inc.*		55,545
			1,206,981

	SAVINGS & LOANS	2.18%
5,400	BankFinancial Corp.		53,460
4,700	First Financial Holdings, Inc.		61,053
14,700	First Place Financial Corp.		40,719
3,100	Flushing Financial Corp.		34,906
5,100	Indiana Community Bancorp		39,270
3,200	NASB Financial, Inc.		74,528
16,000	Provident Financial Holdings, Inc.		44,160
900	Teche Holding Co.		28,539
6,800	Territorial Bancorp, Inc.*		122,740
7,600	Timberland Bancorp, Inc.		33,744
28,800	United Western Bancorp, Inc.		79,488
6,100	Waterstone Financial, Inc.*		12,505
6,100	Westfield Financial, Inc.		50,325
500	WSFS Financial Corp.		12,815
			688,252

	SEMICONDUCTORS	4.99%
16,800	Advanced Analogic Technologies, Inc.*		66,192
22,300	Anadigics, Inc.*		94,106

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	SEMICONDUCTORS (continued)
4,300	ATMI, Inc.*		$80,066
12,000	AuthenTec, Inc.*		26,520
14,900	Cirrus Logic, Inc.*		101,618
2,600	DSP Group, Inc.*		14,638
2,200	Exar Corp.*		15,642
10,100	GSI Technology, Inc.*		45,248
9,100	Ikanos Communications, Inc.*		17,017
7,081	Integrated Silicon Solution, Inc.*		40,007
5,600	Kopin Corp.*		23,408
5,500	Kulicke & Soffa Industries, Inc.*		29,645
29,200	Lattice Semiconductor Corp.*		78,840
11,534	Mattson Technology, Inc.*		41,292
14,600	Microtune, Inc.*		32,996
11,000	Mindspeed Technologies, Inc.*		51,590
13,400	O2Micro International Ltd. ADR* †		70,082
9,300	Pericom Semiconductor Corp.*		107,229
5,600	Photronics, Inc.*		24,920
5,000	PLX Technology, Inc.*		16,150
3,200	Richardson Electronics Ltd.		18,784
8,600	Rudolph Technologies, Inc.*		57,792
3,800	Sigma Designs, Inc.*		40,660
23,900	Silicon Image, Inc.*		61,662
5,400	Techwell, Inc.*		71,280
3,600	Ultra Clean Holdings*		25,164
2,400	Ultratech, Inc.*		35,664
5,800	Virage Logic Corp.*		31,900
4,700	Volterra Semiconductor Corp.*		89,864
17,900	White Electronic Designs Corp.*		83,593
7,600	Zoran Corp.*		83,980
			1,577,549

	SOFTWARE	4.56%
6,500	Actuate Corp.*		27,820
5,950	Bottomline Technologies, Inc.*		104,542
4,000	China Information Security Technology, Inc.*		24,640
5,300	China TransInfo Technology Corp.*		43,301
5,400	Corel Corp.* †		21,492
18,400	Descartes Systems Group, Inc.* †		109,112

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	SOFTWARE (continued)
11,300	Digi International, Inc.*		$103,056
2,200	Ebix, Inc.*		107,426
6,200	Epicor Software Corp.*		47,244
3,800	Evolving Systems, Inc.*		23,750
6,600	GSE Systems, Inc.*		36,168
5,000	Interactive Intelligence, Inc.*		92,200
4,300	Opnet Technologies, Inc.		52,417
12,600	PDF Solutions, Inc.*		48,510
5,200	Pervasive Software, Inc.*		25,064
3,000	Phoenix Technologies Ltd.*		8,250
13,000	QAD, Inc.		79,430
2,900	Renaissance Learning, Inc.		32,944
7,600	RightNow Technologies, Inc.*		132,012
8,400	Seachange International, Inc.*		55,188
12,200	Smith Micro Software, Inc.*		111,508
3,900	Taleo Corp.*		91,728
34,100	Trident Microsystems, Inc.*		63,426
			1,441,228

	TELECOMMUNICATIONS	3.14%
13,400	8x8, Inc.*		20,234
26,500	Adaptec, Inc.*		88,775
7,500	Airvana, Inc.*		57,000
4,900	Alaska Communications Systems Group, Inc.		39,102
4,400	Anaren, Inc.*		66,220
2,200	Applied Signal Technology, Inc.		42,438
1,200	Atlantic Tele-Network, Inc.		66,012
5,200	BigBand Networks, Inc.*		17,888
4,700	Consolidated Communications Holdings, Inc.		82,250
2,000	EMS Technologies, Inc.*		29,000
16,900	Exfo Electro Optical Engineering, Inc.* †		65,403
800	GeoEye, Inc.*		22,304
3,300	Globecomm Systems, Inc.*		25,806
5,300	Harmonic, Inc.*		33,549
14,800	Hypercom Corp.*		46,916
2,600	Knology, Inc.*		28,470
7,500	Network Equipment Technologies, Inc.*		30,375
4,500	Oplink Communications, Inc.*		73,755

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

Number of Shares			Value

	TELECOMMUNICATIONS (continued)
9,400	Performance Technologies, Inc.*		$26,226
13,227	Symmetricom, Inc.*		68,780
3,500	Tollgrade Communications, Inc.*		21,385
3,700	USA Mobility, Inc.		40,737
			992,625

	TOYS/GAMES/HOBBIES	0.55%
2,700	Jakks Pacific, Inc.*		32,724
20,400	Leapfrog Enterprises, Inc.*		79,764
4,200	RC2 Corp.*		61,950
			174,438

	TRANSPORTATION	1.61%
7,300	CAI International, Inc.*		65,919
5,600	Dynamex, Inc.*		101,360
27,800	Express-1 Expedited Solutions, Inc.*		35,584
12,500	Frozen Food Express Industries		41,250
6,000	Horizon Lines, Inc.		33,420
1,700	Marten Transport Ltd.*		30,515
7,290	OceanFreight, Inc.* †		6,743
5,900	PAM Transportation Services, Inc.*		60,947
21,726	Paragon Shipping, Inc. †		98,853
12,574	Star Bulk Carriers Corp. †		35,459
			510,050

	WATER	0.10%
2,300	Consolidated Water Co., Inc. †		32,867

	TOTAL COMMON STOCK (Cost $33,041,351)		30,869,219

	EXCHANGE-TRADED FUNDS	1.91%
9,710	iShares Russell 2000 Index Fund		604,544

	TOTAL EXCHANGE-TRADED FUNDS (Cost $587,843)		604,544

	MONEY MARKET FUND	0.41%
130,963	Federated Prime Obligations Fund		130,963

	TOTAL MONEY MARKET FUND (Cost $130,963)		130,963

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

December 31, 2009 (continued)

TOTAL INVESTMENTS (Cost $33,760,157)	100.03%	31,604,726

Liabilities less Other Assets	(0.03)%	(10,280)

NET ASSETS	100.00%	$31,594,446

* Non-income producing security.
† Foreign security denominated in U.S. dollars.

See notes to Schedule of Investments.

Lotsoff Capital Management Investment Trust
Notes to Schedule of Investments
December 31, 2009
(Unaudited)

1.	Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the “Fund”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.  The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses.  Actual results may differ from those estimates.

(a) Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation.  Securities traded on the Nasdaq National Market or the Nasdaq Small Cap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on.  Short-term investments are stated at amortized cost, which approximates fair value.  Securities for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

(b) Securities Lending - The Fund may engage in securities lending.  The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities.  During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral.  Securities lending income is disclosed as such in the Statements of Operations in the Annual and Semi-Annual Reports.  The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities in the Annual and Semi-Annual Reports.  The cash collateral is maintained on the Micro Cap Fund's behalf by the lending agent and is invested in short-term securities.  Loans are subject to termination at the option of the borrower of the security.  Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of December 31, 2009, there were no securities on loan by the Fund.

(c)  Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

(d) In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”).  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Fair Value Measurements applies to fair value measurements already required or permitted by existing standards.  Fair Value Measurements is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  The Fund commenced complying with Fair Value Measurements in fiscal year 2009.  In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“Determining Fair Value”) , effective for interim and annual periods ending after June 15, 2009.  Determining Fair Value expands existing Fair Value Measurements and Disclosures to include a breakout of the current Fair Value Measurements and Disclosures chart to add sector and/or security types. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$1,228,778	-	-	$1,228,778
Communications	2,829,940	-	-	2,829,940
Consumer, Cyclical	3,860,962	-	-	3,860,962
Consumer, Non-Cyclical	6,993,881	-	-	6,993,881
Diversified	86,768	-	-	86,768
Energy	1,200,786	-	-	1,200,786
Financial	6,488,143	-	-	6,488,143
Industrial	4,046,692	-	-	4,046,692
Technology	4,030,471	-	-	4,030,471
Utilities	102,798	-	-	102,798
Exchange Traded Funds	604,544	-	-	604,544
Money Market Fund	130,963	-	-	130,963
Total	$31,604,726	-	-	$31,604,726

3.  Federal Tax Information

At December 31, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Micro Cap Fund

Cost of Investments	$35,810,547

Gross Unrealized Appreciation	$4,993,368
Gross Unrealized Depreciation	(9,199,189)

Net Unrealized Depreciation
on Investments	$(4,205,821)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

In July 2006, FASB issued, “Accounting for Uncertainty in Income Taxes”. Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted Accounting for Uncertainty in Income Taxes in fiscal 2008. The Fund had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of December 31, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009. At December 31, 2009, the fiscal years 2005 through 2009 remain open to examination in the Fund’s major tax jurisdictions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:	/s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:	February 25, 2010

By:	/s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:	February 25, 2010